Note 15 - Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Equity Method Investments [Table Text Block]
Carrying Amount
December 31, 2022, beginning balance	$5,261
Investment in Progressive Care Inc. and Subsidiaries	1,506
Gain on equity method investment	11,352
Portion of loss from Progressive Care, Inc. and Subsidiaries	(1,604)
Depreciation expense due to cost basis difference (1)	(49)
Interest earned from convertible note receivable	21
Interest earned from amortization of premium on convertible note receivable	199
Elimination of intercompany interest earned	(7)
Change in accounting method as of July 1, 2023	(16,679)
December 31, 2023, carrying amount	$—
For the Year Ended December 31, 2023
Portion of loss from Progressive Care, Inc. and Subsidiaries	$(1,604)
Depreciation expense due to cost basis difference (1)	(49)
Interest earned from convertible note receivable	21
Interest earned from amortization of premium on convertible note receivable	199
Elimination of intercompany interest earned	(7)
Equity in net loss of affiliate	$(1,440)